Business Combinations - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Dec. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Business acquisition, transaction costs		$ 329	$ 0	$ 0
Goodwill		12,373	10,262	9,918	$ 9,655
Financing receivable, allowance for credit loss		7,404	$ 6,155	$ 8,010	$ 4,491
MUFG Union Bank [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 5,500
Business combination, price of acquisition, expected	6,250
Discounted liability to MUFG for excess capital received	3,500
Business acquisition, transaction costs		329
Goodwill	2,223	2,200
Financing receivable, allowance for credit loss		$ 662
Business combination acquired receivables fair value	53,038
Business combination acquired receivable unpaid principal balance	56,120
MUFG Union Bank [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Business Acquisition [Line Items]
Financing receivable, allowance for credit loss	336
Business combination acquired receivables fair value	4,500
Business combination acquired receivable unpaid principal balance	5,100
MUFG Union Bank [Member] | Financial Asset Acquired and No Credit Deterioration [Member]
Business Acquisition [Line Items]
Financing receivable, allowance for credit loss	662
Business combination acquired receivables fair value	48,500
Business combination acquired receivable unpaid principal balance	$ 51,000
MUFG Union Bank [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business acquisition, Equity interest issued or issuable, Number of shares	44